other long-term assets (Tables)	6 Months Ended
Jun. 30, 2020
other long-term assets
Schedule of other long-term assets

		June 30,	December 31,
As at (millions)	Note	2020	2019
Pension assets		$1	$155
Unbilled customer finance receivables	4(a)	319	225
Derivative assets	4(d)	413	76
Costs incurred to obtain or fulfill a contract with a customer		100	109
Real estate joint venture advances	21(b)	114	104
Investment in real estate joint venture	21(b)	2	3
Investment in associate	21	72	—
Portfolio investments [1]		122	110
Prepaid maintenance		61	55
Other		151	82
		$1,355	$919
(1)	Fair value measured at reporting date using significant other observable inputs (Level 2).

Schedule of costs incurred to obtain and fulfill contracts with customers

	Three months			Six months
	Costs incurred to			Costs incurred to
	Obtain			Obtain
	contracts with	Fulfill contracts		contracts with	Fulfill contracts
Periods ended June 30, 2020 (millions)	customers	with customers	Total	customers	with customers	Total
Balance, beginning of period	$331	$14	$345	$344	$14	$358
Additions	54	1	55	113	2	115
Amortization	(71)	(1)	(72)	(143)	(2)	(145)
Balance, end of period	$314	$14	$328	$314	$14	$328
Current [1]				$221	$7	$228
Non-current				93	7	100
				$314	$14	$328
(1)	Presented on the Consolidated statements of financial position in prepaid expenses.